One Financial Way

Cincinnati, Ohio 45242

Telephone: 513-794-6100

May 2, 2022

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549-8629

Re:

Ohio National Fund, Inc. (“Registrant”)

Post-Effective Amendment No. 102 to Form N-1/A (File No. 2-67464; 811-3015)

Certification Under Rule 497(j)

Ladies and Gentlemen:

The Registrant of the above named registration statement hereby certifies that the form of prospectuses and statements of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the post-effective amendment to the above-captioned registration statement, which was filed electronically under the EDGAR system on April 27, 2022.

Sincerely,

/s/ Kimberly A. Plante

Kimberly A. Plante

Vice President and Counsel